SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Impairment of Long-lived Assets, Revenue Recognition and Cost of Revenues - Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Impairment of long-lived assets
Impairment charge against long-lived assets		$ 0	$ 0
Impairment charges against investments under equity method	$ 537,939
Impairment loss on other investments	$ 808,304
Revenue recognition
Revenues contributed by barter transactions as a percentage of the Group's total revenues	1.70%	0.90%	2.00%
Number of criteria which are required to be met for recognition of revenues from sales of media display equipment | Item	4
Value-added tax incurred	$ 2,092,026	$ 463,177	$ 484,977
Cost of revenues
Business taxes and surcharges included in advertising services cost	$ 855,227	$ 1,301,940	$ 1,209,283
Discontinued Operations [Member]
Revenue recognition
Revenues contributed by barter transactions as a percentage of the Group's total revenues	1.60%	0.30%	0.70%
Cost of revenues
Business taxes and surcharges included in advertising services cost	$ 625,558	$ 589,096	$ 594,481